Consolidated statements of financial position - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Non-current assets
Other non-current assets		$ 850			$ 928	[1]
Derivative financial instruments		5,116	$ 6,038	[1]	6,008	[1]
Vessels		2,315,823	2,363,668	[1]	2,439,092	[1]
Total non-current assets		2,321,789	2,369,706	[1]	2,446,028	[1]
Current assets
Trade and other receivables		13,484	3,765	[1]	5,259	[1]
Inventories		3,169	3,079	[1]	3,402	[1]
Due from related parties		5,281			15,470	[1]
Prepayments and other current assets		1,175	1,681	[1]	1,713	[1]
Derivative financial instruments		4,615	577	[1]
Short-term investments		10,000			7,500	[1]
Cash and cash equivalents		129,125	149,455	[1]	64,173	[1]
Total current assets		166,849	158,557	[1]	97,517	[1]
Total assets		2,488,638	2,528,263	[1]	2,543,545	[1]
Owners'/partners' equity
Owners' capital	[1]		155,554		277,311
Common unitholders (24,572,358 units issued and outstanding as of January 1, 2017, 41,002,121 units issued and outstanding as of December 31, 2017 and 45,448,993 units issued and outstanding as of December 31, 2018)		812,863	752,456	[1]	565,408	[1]
Subordinated unitholders (9,822,358 units issued and outstanding as of January 1, 2017, nil units issued and outstanding as of December 31, 2017 and December 31, 2018)	[1]				60,988
General partner (701,933 units issued and outstanding as of January 1, 2017, 836,779 units issued and outstanding as of December 31, 2017 and 927,532 units issued and outstanding as of December 31, 2018)		13,289	11,781	[1]	10,095	[1]
Incentive distribution rights		5,176	6,596	[1]	5,878	[1]
Preference unitholders (nil units issued and outstanding as of January 1, 2017, 5,750,000 Series A Preference Units issued and outstanding as of December 31, 2017 and 5,750,000 Series A Preference Units, 4,600,000 Series B Preference Units and 4,000,000 Series C Preference Units issued and outstanding as of December 31, 2018)		348,331	139,321	[1]
Total owners'/partners' equity		1,179,659	1,065,708	[1]	919,680	[1]
Current liabilities
Trade accounts payable		7,490	5,125	[1]	3,287	[1]
Due to related parties		2,022	9,892	[1]	5,930	[1]
Derivative financial instruments		1,253	269	[1]	1,836	[1]
Other payables and accruals		57,774	46,891	[1]	48,698	[1]
Borrowings-current portion		429,437	121,197	[1]	89,422	[1]
Total current liabilities		497,976	183,374	[1]	149,173	[1]
Non-current liabilities
Derivative financial instruments		3,543
Borrowings-non-current portion		805,560	1,278,931	[1]	1,474,510	[1]
Other non-current liabilities		1,900	250	[1]	182	[1]
Total non-current liabilities		811,003	1,279,181	[1]	1,474,692	[1]
Total owners'/partners' equity and liabilities		$ 2,488,638	$ 2,528,263	[1]	$ 2,543,545	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).